Note 15 - Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

 15.         BUSINESS SEGMENTS

The Company groups its operations into four business segments–Engineering Consulting, Wind Farm Development and Management, Wind Farm Ownership and Operation, and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the six months ended June 30, 2012:

	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation		Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2012:
Wind farm development/management	$	$597,702	$		$-	$597,702
Turbine sales and service					63,478	63,478
Consulting	770,030					770,030
Electricity Sales				1,653,764	-	1,653,764
Total revenue	$770,030	$597,702		$1,653,764	$63,478	$3,084,974

Income (loss) from operations	$(51,902)	$(1,431,849)		$464,911	$(119,528)	$(1,138,368)
Other expense, net		(82,311)		(558,174)	(8,018	(648,503)
Income (loss) before income tax benefit	$(51,902)	$(1,514,160)		(93,263)	$(127,546)	$(1,786,871)

Identifiable assets at June 30, 2012	$1,860,689	$1,944,350		$27,653,250	$430,180	$31,888,469
Corporate assets						3,793,652
Total assets at June 30, 2012						$35,682,121

The following is information for each segment for the six months ended June 30, 2011:

	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2011:
Wind farm development/management	$	$5,294,149	$-	$2,464,	$5,296,613
Turbine Sales and Service	-	207,285	-	156,726	364,011
Related party revenue	-	116,249	-	-	116,249
Electricity Sales	-		97,975		97,975
Construction contract revenue	-	1,802,102	-	9859	1,803,087
Total revenue	$-	$7,419,785	$97,975	$160,175	$7,677,935

Loss from operations	$-	$3,948,154	$(127,059)	$(47,468)	$3,773,627
Other income (expense), net	-	(17,058)	(12,403)	(10,336)	(39,797)
Loss before income taxes	$-	$3,931,0936	$(139,462)	$(57,804)	$3,733,830

Identifiable assets at June 30, 2011	$-	$8,319,256	$5,184,885	$657,548	$14,161,689
Corporate assets					8,647,559
Total assets at June 30, 2011					$22,809,248

21.      BUSINESS SEGMENTS

The Company groups its operations into three business segments–Wind Farm Development and Management, Wind Farm Ownership and Operation,  and Consumer-owned Renewable Energy products.  The Company's business segments are separate business units that offer different products. The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Corporate assets include: cash and cash equivalents, short-term investments, deferred income taxes, and other assets.

The following is information for each segment for the years ended December 31, 2011:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2011
Wind farm development/mgmt	$8,623,706	$-	$-	$8,623,706
Turbine sales and service	617,534	-	322,767	950,301
Related party revenue	123,749	-	-	123,749
Electricity Sales	-	605,804	-	605,804
Construction contract revenue	5,242,048		32,049	5,274,097
Total revenue	$14,607,037	$605,804	$364,816	$15,577,657

Income (loss) from operations	$5,099,493	$(157,306)	$(54,304)	$4,887,883
Other income (expense), net	60,057	(109,700)	(20,235)	(69,878)
Income (loss) before income tax benefit	$5,159,550	(267,006)	$(74,539)	$4,818,005

Identifiable assets at December 31, 2011	$4,215,856	$32,410,510	$584,746	$37,211,112
Corporate assets				6,160,289
Total assets at December 31, 2011				$43.371,401

The following is information for each segment for the years ended December 31, 2010:

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2010
Wind farm development/management	$490,266	$-	$3,304	$493,570
Turbine Sales and Service	275,004	-	770,295	1,045,299
Related party revenue	325,764	-	-	325,764
Construction contract revenue	4,396,947	-	6,563	4,403,510
Total revenue	$5,487,981	$-	$780,162	$6,268,143

Loss from operations	$(2,271,362)	$-	$(475,247)	$(2,746,609)
Other income (expense), net	(10,165)	-	(21,391)	(31,556)
Loss before income taxes	$(2,281,527)	$-	$(496,638)	$(2,778,165)

Identifiable assets at December 31, 2010	$14,296,025	$-	$344,796	$14,640,821
Corporate assets				3,452,040
Total assets at December 31, 2010				$18,092,861